Other information - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) project company	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Other information
Consideration transferred, acquisition-date fair value	€ 112	€ 5	€ 148
Net effect of disposals		219	2,722
Cash and cash equivalents divested		24	286
Fair value of share capital held after the sale of control			3,498
Fair valuation of business combination			889
Reclassification of foreign currency translation differences among other items of comprehensive income		(24)	113
Selling price		€ 211	239
MET holding
Other information
Cash and cash equivalents divested			13
Selling price			€ 145
Var Energi AS
Other information
Proportion of ownership interest in joint venture	69.85%		69.60%
Agip Oil Ecuador BV
Other information
Percentage of ownership interest divested		100.00%
Eni Norge AS
Other information
Net effect of disposals			€ 2,486
Cash and cash equivalents divested			258
Fair value of share capital held after the sale of control			3,498
Fair valuation of business combination			889
Reclassification of foreign currency translation differences among other items of comprehensive income			€ 123
Tigaz Zrt | MET holding
Other information
Percentage of ownership interest divested			98.99%
Tigaz DSO | MET holding
Other information
Percentage of ownership interest divested			100.00%
Lasmo sanga sanga
Other information
Percentage of ownership interest divested			26.25%
Selling price			€ 33
Eni Croatia BV
Other information
Percentage of ownership interest divested			100.00%
Cash and cash equivalents divested			€ 15
Selling price			€ 20
Eni Trinidad and Tobago Ltd
Other information
Percentage of ownership interest divested			100.00%
Selling price			€ 10
Evolvere
Other information
Percentage of voting equity interests acquired	70.00%
Consideration transferred, acquisition-date fair value	€ 97
Cash and cash equivalents in subsidiary or businesses acquired or disposed	3
Companies holding authorization rights for wind projects
Other information
Consideration transferred, acquisition-date fair value	€ 12
Number of companies acquired | company	3
Number of wind projects to be constructed in Puglia | project	3
SEA SpA
Other information
Percentage of voting equity interests acquired		60.00%
Petroven Srl
Other information
Percentage of voting equity interests acquired		32.00%
Mossi Ghisolfi Group
Other information
Consideration transferred, acquisition-date fair value			€ 75
Gas Distribution Company of Thessaloniki Thessaly SA
Other information
Percentage of voting equity interests acquired			51.00%
Consideration transferred, acquisition-date fair value			€ 24
Cash and cash equivalents in subsidiary or businesses acquired or disposed			28
Mestni Plinovodi distribucija plina doo
Other information
Consideration transferred, acquisition-date fair value			15
Cash and cash equivalents in subsidiary or businesses acquired or disposed			€ 1